Additional Paid-In Capital	6 Months Ended
Jan. 31, 2025
Additional Paid-In Capital [Abstract]
ADDITIONAL PAID-IN CAPITAL

NOTE 9 – ADDITIONAL PAID-IN CAPITAL

On October 28, 2024, the Company was granted 7,850,000 ordinary shares of a listed company by a shareholder as capital contribution. The ordinary shares were subject to 1933 Act restrictions until March 2025. The Company initially accounted for the share as “investment in trading securities” at fair value of $3,611,000, with corresponding account charged to “additional paid-in capital”.